Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments on a Discounted and Undiscounted Basis

Future minimum lease payments on a discounted and undiscounted basis under the Company’s operating lease are as follows:

Undiscounted Cash Flows
Discount rate	15.00%

2024	$13,992
Thereafter	-
Total undiscounted minimum future payments	13,992
Imputed interest	(342)
Total operating lease payments	13,650
Current lease liabilities	13,650
Non-current lease liabilities	$-

Schedule of Other Information Related to our Operating Lease	Other information related to our operating lease is as follows:
December 31, 2023
Weighted average remaining lease term (in years)	0.25
Weighted average discount rate	15.00%